Borrowings (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ARS ($)	Jun. 30, 2025 USD ($)	Oct. 23, 2024 USD ($)	Jun. 30, 2024 ARS ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities	$ 1,680			$ 5,288
Series XIV Notes [Member]
Statement [Line Items]
Description of semi annual payments	Additionally, USD 57.8 million resulted from the early exchange of Series XIV Notes, which had an early exchange consideration of 1.04 times the exchanged amount. Later, on April 11, 2025, because of the late exchange, USD 0.45 million were issued, with an exchange consideration of 1.0 times the exchanged amount. In the settlements corresponding to the exchange, accrued interest on Series XIV Notes was paid up to the issuance and settlement date, as applicable in each case
Leaving outstanding amount		$ 85.2
Class XXII [Member]
Statement [Line Items]
Description of semi annual payments	Series XXII: Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%
Class XXIII [Member]
Statement [Line Items]
Description of semi annual payments	Series XXIII: Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%
Class XXIV [Member]
Statement [Line Items]
Description of semi annual payments	The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. The principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035
IRSA [Member]
Statement [Line Items]
Aggregate principal amount			$ 67.3